Exhibit 2

GS Mortgage Securities Trust 2020-GSA2

Commercial Mortgage Pass Through Certificates, Series 2020-GSA2

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Argentic Real Estate Finance LLC

Starwood Mortgage Capital LLC

Societe Generale Financial Corporation

SG Americas Securities, LLC

10 December 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282	Argentic Real Estate Finance LLC 40 West 57th Street, 29th Floor New York, New York 10019

Citi Real Estate Funding Inc. 388 Greenwich Street New York, New York 10013	Starwood Mortgage Capital LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139

Citigroup Global Markets Inc. 390 Greenwich Street, 5th Floor New York, New York 10013	Societe Generale Financial Corporation SG Americas Securities, LLC 245 Park Avenue New York, New York 10167

Re: GS Mortgage Securities Trust 2020-GSA2 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-GSA2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Goldman Sachs Mortgage Company (“Goldman”), Citi Real Estate Funding Inc. (“Citi”), Argentic Real Estate Finance LLC (“AREF”), Starwood Mortgage Capital LLC (“Starwood”) and Societe Generale Financial Corporation (“SocGen,” together with Goldman, Citi, AREF and Starwood, the “Mortgage Loan Sellers”), on behalf of GS Mortgage Securities Corporation II (the “Depositor”), provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”), and most recent trailing twelve month period, if applicable (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”), for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Mortgage Loan (except for the TTM Period for the Mortgage Loan defined on the Mortgage Loan Schedule (as defined herein) as “Grand Canal Shoppes” (the “Grand Canal Shoppes Mortgage Loan”)),
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	Copies of the:

i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”),
iii.	Most recent insurance review files (the “Insurance Review Files”) and
iv.	Most recent insurance bills (the “Insurance Bills”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

d.	Asset summary report(s) (the “ASRs”),
e.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
f.	The lease abstracts (the “Lease Abstracts”) and/or lease agreements (the “Leases,” together with the Lease Abstracts, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,
g.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
h.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

i.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedules (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the first ten (10) Mortgage Loans shown on the Mortgage Loan Schedule (the “Top 10 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (each, a “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Review Files, Insurance Bills, Borrower Rent Roll Files, Lease Documents, Tenant Billing Schedules and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 December 2020

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period (except for the TTM Period for the Grand Canal Shoppes Mortgage Loan) that is shown in the Source Documents listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable),
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loans and
d.	Not perform the procedure described above for the TTM Period for the Grand Canal Shoppes Mortgage Loan.

Attachment A Page 2 of 4

Cashflow Reimbursement Comparison Procedures

2.	Using:
a.	Information on the Tenant Billing Schedules,
b.	Information in the Leases,
c.	Information in the Lease Abstracts,
d.	Information on the Borrower Rent Roll Files and
e.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan (as applicable), we compared the cash flow reimbursements for the five largest tenants (by underwritten base rent revenue) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown in the Source Documents listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable), which is also below $10,000.

Supporting Expense Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable).

Attachment A Page 3 of 4

Supporting Expense Comparison and Recalculation Procedures (continued)

4.	Using:
a.	Information in the Tax Bills,
b.	Information on the Tax Assessor Websites,
c.	Information on the Insurance Review Files,
d.	Information in the Insurance Bills and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the TTM Period or Underwritten Period (as applicable), as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to only identify differences where the tax expense and insurance expense amounts in the Source Documents listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments.

Underwritten Cashflow Comparison and Recalculation Procedures

5.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 4 of 4

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

5.	(continued)

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction(s) provided by the Depositor described in item b. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 3%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $25,000, and
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

6.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs (as applicable), Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items above and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Original Principal Balance

Elo Midtown Office Portfolio	$70,000,000
Signature Office Portfolio	$70,000,000
Phoenix Industrial Portfolio V	$65,000,000
MGM Grand & Mandalay Bay	$65,000,000
711 Fifth Avenue	$40,000,000
The Senator	$39,700,000
Appletree Business Park	$37,500,000
First Horizon Plaza	$36,000,000
JW Marriott Nashville	$35,000,000
Houston Multifamily Portfolio	$30,500,000
Grand Canal Shoppes	$25,000,000
32-42 Broadway	$25,000,000
Hotel ZaZa Houston Museum District	$20,000,000
SoCal & South Miami Medical Office Portfolio	$19,000,000
Bayshore Villa MHC	$15,300,000
Cabinetworks Portfolio	$15,000,000
Philadelphia & Brooklyn Multifamily Portfolio	$13,730,000
King City SV	$13,200,000
Pacifica Plaza	$13,000,000
Parkway Office	$12,000,000
Redmond Town Center	$11,500,000
White Oak Crossing	$11,375,000
UM Student Housing Portfolio	$11,000,000
IOM Villas	$11,000,000
Paramount Town Center	$10,800,000
La Quinta Downtown Waco	$9,500,000
375 Warm Springs	$8,350,000
4850 Eucalyptus Avenue	$8,000,000
6925 Lake Ellenor Drive	$8,000,000
South Bronx Medical Office	$6,750,000
Upper West Side Mixed-Use	$6,600,000
2416 Merchant Street	$6,264,700
4781 Broadway	$6,250,000
2803 NE Loop 410	$6,100,000
7th Street Mixed Use	$5,600,000
Hampton Inn Alamogordo	$5,500,000
McCarthy Ranch	$5,000,000
Storage Xxtra Hwy 155	$4,150,000
1404 West University	$4,075,000
Big Space Storage	$4,025,000
Freedom Storage Dallas	$3,625,000
Smitty’s MHP	$2,865,000
Georgetown Square	$2,850,000
West Bellfort Self Storage	$2,546,000
Lake Village MHP and Sunnyside Village MHP	$2,515,000
Drive-Up Self Storage	$2,400,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Elo Midtown Office Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $70,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Lease Abstracts, Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Signature Office Portfolio

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $70,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule, Lease Abstract and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Phoenix Industrial Portfolio V

Mortgage Loan Seller: AREF		Top 10 Loan:	Yes
Original Principal Balance: $65,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Leases and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Insurance Review File, Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

MGM Grand & Mandalay Bay

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $65,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

711 Fifth Avenue

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $40,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Lease Abstracts	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Senator

Mortgage Loan Seller: Starwood		Top 10 Loan:	Yes
Original Principal Balance: $39,700,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Appletree Business Park

Mortgage Loan Seller: Starwood		Top 10 Loan:	Yes
Original Principal Balance: $37,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Borrower Rent Roll File	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

First Horizon Plaza

Mortgage Loan Seller: Citi		Top 10 Loan:	Yes
Original Principal Balance: $36,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

JW Marriott Nashville

Mortgage Loan Seller: Goldman		Top 10 Loan:	Yes
Original Principal Balance: $35,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Houston Multifamily Portfolio

Mortgage Loan Seller: Starwood		Top 10 Loan:	Yes
Original Principal Balance: $30,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Grand Canal Shoppes

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $25,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

32-42 Broadway

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $25,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hotel ZaZa Houston Museum District

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $20,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

SoCal & South Miami Medical Office Portfolio

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $19,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bayshore Villa MHC

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $15,300,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Cabinetworks Portfolio

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $15,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Philadelphia & Brooklyn Multifamily Portfolio

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $13,730,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

King City SV

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $13,200,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pacifica Plaza

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $13,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Parkway Office

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $12,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisals	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review Files	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Redmond Town Center

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $11,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

White Oak Crossing

Mortgage Loan Seller: Goldman		Top 10 Loan:	No
Original Principal Balance: $11,375,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

UM Student Housing Portfolio

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $11,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

IOM Villas

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $11,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Paramount Town Center

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $10,800,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

La Quinta Downtown Waco

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $9,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

375 Warm Springs

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $8,350,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

4850 Eucalyptus Avenue

Mortgage Loan Seller: Citi		Top 10 Loan:	No
Original Principal Balance: $8,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

6925 Lake Ellenor Drive

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $8,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

South Bronx Medical Office

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $6,750,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Upper West Side Mixed-Use

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $6,600,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2416 Merchant Street

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $6,264,700

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

4781 Broadway

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $6,250,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2803 NE Loop 410

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $6,100,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

7th Street Mixed Use

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $5,600,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hampton Inn Alamogordo

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $5,500,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

McCarthy Ranch

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $5,000,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Storage Xxtra Hwy 155

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $4,150,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

1404 West University

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $4,075,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Big Space Storage

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $4,025,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Freedom Storage Dallas

Mortgage Loan Seller: SocGen		Top 10 Loan:	No
Original Principal Balance: $3,625,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwritten Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Smitty’s MHP

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $2,865,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Georgetown Square

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $2,850,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

West Bellfort Self Storage

Mortgage Loan Seller: AREF		Top 10 Loan:	No
Original Principal Balance: $2,546,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lake Village MHP and Sunnyside Village MHP

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $2,515,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills, Tax Assessor Website and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Drive-Up Self Storage

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $2,400,000

The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
2	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by underwritten base rent revenue) on the Tenant Billing Schedules, Leases, Lease Abstracts or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance of +/-10% and +/-$10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
4	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Review Files or Insurance Bills to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a -5% and -$10,000 threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 3% and $25,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable